Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3	¥ (699)	¥ 27,377